Accounts payable	12 Months Ended
Dec. 31, 2017
Accounts Payable, Current [Abstract]
Accounts payable
18.	Accounts payable

The following is a summary of accounts payable:

	As of December 31,
	2016	2017
	RMB	RMB
Payable for advertisement fees	458,265	447,116
Rebate payable to sales agents	92,234	135,028
Payable related to purchases of property and equipment	36,967	9,001
Others	24,481	33,155
Total	611,947	624,300